Intangible Assets and Goodwill (Details) - USD ($) $ in Millions	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 12, 2021	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets and Goodwill (Details) [Line Items]
Identified intangible assets			$ 2.1
Intangible assets net			$ 49.0
Average estimated remaining useful life	2 years 7 months 6 days		41 months
Amortization expense		$ 6.1	$ 10.2
Intangible assets			5 years	5 years
Customer [Member]
Intangible Assets and Goodwill (Details) [Line Items]
Marketing-related intangible assets			$ 23.7
Enterprise [Member]
Intangible Assets and Goodwill (Details) [Line Items]
Recorded impairment charge			$ 85.4